CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 30,073,451	$ 23,441,614	$ 69,012,432	$ 44,660,030	$ 108,981,588	$ 53,169,013	$ 31,376,816
Cost of goods sold	50,339,725	22,065,755	85,357,714	44,803,140	129,187,145	59,021,851	28,880,949
Gross (deficit) margin	(20,266,274)	1,375,859	(16,345,282)	(143,110)	(20,205,557)	(5,852,838)	2,495,867
Operating expenses:
Sales and marketing	4,715,819	4,263,117	10,040,768	7,667,383	18,897,241	11,107,379	7,200,323
Operations	4,312,357	3,314,129	8,463,159	6,371,606	14,199,162	4,834,592	6,243,968
Research and development	2,535,139	2,909,837	4,885,544	5,043,581	10,670,455	10,246,511	4,395,320
General and administrative	5,289,211	4,018,731	11,141,586	9,058,847	19,721,022	17,753,656	20,753,513
Write-off of deferred offering costs					1,269,318
Restructuring expenses	1,851,252		1,851,252		598,037	1,101,992	1,111,189
Impairment of goodwill and other long-lived assets					4,121,349	11,548,650
Depreciation and amortization	2,345,518	1,010,324	4,318,851	1,825,437	4,895,742	2,867,866	5,327,033
Total operating expenses	21,049,296	15,516,138	40,701,160	29,966,854	74,372,326	59,460,646	45,031,346
Loss from operations	(41,315,570)	(14,140,279)	(57,046,442)	(30,109,964)	(94,577,883)	(65,313,484)	(42,535,479)
Other income (expense):
Interest income	1,045	149,267	4,323	152,387	153,539	3,450	1,104
Interest expense	(1,478,320)	(194,796)	(2,576,964)	(354,004)	(2,016,388)	(616,545)	(2,378,544)
Related party interest expense	(227,409)	(43,200)	(250,000)	(43,200)	(43,200)	(2,884,511)	(3,680,149)
(Increase) decrease in fair value of liabilities under derivative contracts	361,850		361,850			(150,557,529)	2,731
Dividends on preferred stock	(776,835)		(1,799,392)		(237,824)	(3,534,795)	(37,356)
Accretion of preferred stock	(6,847,782)		(7,523,459)		(239,408)	(73,077,280)	(126,017)
Other (expense) income, net	(146,633)	7,048,445	(123,687)	6,812,424	6,526,596	(281,352)	203,781
Total other (expense) income	(9,114,084)	6,959,716	(11,907,329)	6,567,607	4,143,315	(230,948,562)	(6,014,450)
Loss before income tax benefit	(50,429,654)	(7,180,563)	(68,953,771)	(23,542,357)	(90,434,568)	(296,262,046)	(48,549,929)
Income tax expense (benefit)						(1,123,107)	(413,002)
Net loss	(50,429,654)	(7,180,563)	(68,953,771)	(23,542,357)	(90,434,568)	(295,138,939)	(48,136,927)
Foreign currency translation gain	133,176	73,368	162,921	216,573	(89,486)	(912,296)	(849,695)
Comprehensive loss	(50,296,478)	(7,107,195)	(68,790,850)	(23,325,784)	(90,524,054)	(296,051,235)	(48,986,622)
Dividend requirements:
Dividend on preferred stock	776,835		1,799,392		237,824	3,534,795	37,356
Net loss attributable to common stock					(90,434,568)	(296,136,691)	(49,620,969)
Basic and diluted net loss per weighted average common share		$ (0.04)		$ (0.13)	$ (0.48)	$ (6.69)	$ (1.69)
Basic and diluted weighted average number of common shares outstanding		193,222,011		178,194,716	189,671,299	44,274,077	29,352,585
Series B Preferred Stock [Member]
Other income (expense):
Dividends on preferred stock						(784,142)	(1,217,642)
Dividend requirements:
Dividend on preferred stock						784,142	1,217,642
Series C Preferred Stock [Member]
Other income (expense):
Dividends on preferred stock						(213,610)	(266,400)
Dividend requirements:
Dividend on preferred stock						$ 213,610	$ 266,400
Parent [Member]
Dividend requirements:
Basic and diluted net loss per weighted average common share	$ (0.98)		$ (0.99)
Basic and diluted weighted average number of common shares outstanding	171,864,462		172,079,397
Noncontrolling Shareholders [Member]
Dividend requirements:
Basic and diluted net loss per weighted average common share	$ (0.94)		$ (1.46)
Basic and diluted weighted average number of common shares outstanding	33,181,675		32,767,721